Share Capital - Schedule of Issued and Fully Paid Share Capital (Details) - Ordinary Shares - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Disclosure of share capital [line items]
Issued and fully paid share capital, shares	57,897,470	72,418,470
Issued and fully paid share capital, value	$ 5,790	$ 940